Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 356,115	$ 54,577	¥ 431,459	$ 66,124	¥ 576,562	¥ 208,161
Prepayments and other current assets	49,013	7,511	86,087
Total current assets	530,229	81,261	653,599
Non-current assets:
Long-term investments	168,526	25,828	168,637
Intangible assets, net	9,519	1,459	8,810
Total non-current assets	257,198	39,418	286,324
Total assets	787,427	120,679	939,923
Current liabilities:
Convertible notes	225,229	34,518
Total current liabilities	460,139	70,519	193,890
Non-current liabilities:
Deferred revenue - non-current	6,049	927	8,150
Convertible notes	225,229	34,518	230,031
Total non-current liabilities	6,049	927	238,245
Total liabilities	466,188	71,446	432,135
Shareholders' equity
Treasury shares (46,303 and 81,930 class A common shares as of December 31, 2018 and 2019, respectively)			(1,999)
Additional paid-in capital	988,812	151,542	956,735
Accumulated deficit	(678,434)	(103,975)	(453,359)
Accumulated other comprehensive income	10,813	1,659	6,363
Total shareholders' equity	321,239	49,233	507,788		¥ 601,660	¥ (224,384)
Total liabilities and shareholders' equity	787,427	120,679	939,923
Parent Company
Current assets:
Cash and cash equivalents	92,123	14,118	114,489
Prepayments and other current assets	6,930	1,062	7,198
Prepayments	2,511	385	2,528
Total current assets	101,564	15,565	124,215
Non-current assets:
Long-term investments	494,394	75,769	668,049
Intangible assets, net	28	4	62
Total non-current assets	494,422	75,773	668,111
Total assets	595,986	91,338	792,326
Current liabilities:
Accrued liabilities and other current liabilities	2,018	309	1,439
Amounts due to the Company and its subsidiaries	42,012	6,439	44,918
Convertible notes	225,229	34,518
Total current liabilities	269,259	41,266	46,357
Non-current liabilities:
Deferred revenue - non-current	5,488	841	8,150
Convertible notes			230,031
Total non-current liabilities	5,488	841	238,181
Total liabilities	274,747	42,107	284,538
Shareholders' equity
Treasury shares (46,303 and 81,930 class A common shares as of December 31, 2018 and 2019, respectively)			(1,999)
Additional paid-in capital	988,812	151,542	956,735
Accumulated deficit	(678,434)	(103,975)	(453,359)
Accumulated other comprehensive income	10,813	1,657	6,363
Total shareholders' equity	321,239	49,233	507,788
Total liabilities and shareholders' equity	595,986	91,338	792,326
Class A Common Shares
Shareholders' equity
Common shares	37	6	37
Class A Common Shares | Parent Company
Shareholders' equity
Common shares	37	6	37
Class B Common Shares
Shareholders' equity
Common shares	11	1	11
Class B Common Shares | Parent Company
Shareholders' equity
Common shares	¥ 11	$ 1	¥ 11